OPERATING SEGMENT INFORMATION - Segment Revenue (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Revenue	€ 1,950	€ 2,275	€ 3,906	€ 4,254
P&ARP
Disclosure of operating segments [line items]
Revenue	1,045	1,347	2,070	2,512
A&T
Disclosure of operating segments [line items]
Revenue	462	440	909	813
AS&I
Disclosure of operating segments [line items]
Revenue	443	488	926	929
H&C
Disclosure of operating segments [line items]
Revenue	0	0	1	0
Segment revenue
Disclosure of operating segments [line items]
Revenue	1,956	2,310	3,922	4,322
Segment revenue | P&ARP
Disclosure of operating segments [line items]
Revenue	1,049	1,348	2,079	2,516
Segment revenue | A&T
Disclosure of operating segments [line items]
Revenue	464	461	916	846
Segment revenue | AS&I
Disclosure of operating segments [line items]
Revenue	443	501	926	960
Segment revenue | H&C
Disclosure of operating segments [line items]
Revenue	0	0	1	0
Inter-segment elimination
Disclosure of operating segments [line items]
Revenue	(6)	(35)	(16)	(68)
Inter-segment elimination | P&ARP
Disclosure of operating segments [line items]
Revenue	(4)	(1)	(9)	(4)
Inter-segment elimination | A&T
Disclosure of operating segments [line items]
Revenue	(2)	(21)	(7)	(33)
Inter-segment elimination | AS&I
Disclosure of operating segments [line items]
Revenue	0	(13)	0	(31)
Inter-segment elimination | H&C
Disclosure of operating segments [line items]
Revenue	€ 0	€ 0	€ 0	€ 0